Other non-current liabilities	12 Months Ended
Dec. 31, 2023
Other non-current liabilities [abstract]
Other non-current liabilities

34. Other non-current liabilities

	2023 £m	2022 £m
Accruals	4	11
Deferred income	254	83
Other payables	849	805
	1,107	899
Other payables includes a number of employee-related liabilities including employee savings plans.